Auditor's remuneration and Research and development expenditures	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Auditor's remuneration and Research and development expenditures	Auditor’s remuneration and Research and development expenditures

Auditor’s remuneration
	Full year
(in USD millions, excluding VAT)	2025	2024	2023

Audit fee	14.1	15.5	14.9
Audit related fee	1.8	1.7	1.2
Tax fee	—	—	—
Other service fee	0.3	0.4	—

Total remuneration	16.2	17.6	16.1
In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD 0.6 million, USD 0.5 million and USD 0.5 million for 2025, 2024 and 2023, respectively.
Research and development expenditures (R&D)
Equinor has R&D activities within exploration, subsurface, drilling and well, facilities, low carbon and renewables. R&D activities contribute to maximising and developing long-term value from Equinor’s assets. R&D expenditures are partially financed by partners of Equinor operated licences.
R&D expenditures including amounts charged to partners were USD 352 million, USD 348 million and USD 311 million in
2025, 2024 and 2023, respectively. Equinor's share of the expenditures has been recognised within Total operating expenses in the Consolidated statement of income.